Share Capital (Schedule Of Weighted-Average Assumptions) (Details)	0 Months Ended	12 Months Ended
	Jan. 23, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected stock price volatility			49.90%	51.30%
Risk free interest rate			1.20%	0.90%
Dividend yield	6.50%		3.40%	3.40%
Expected life of options		5 years	5 years	3 years
Minimum [Member]
Expected stock price volatility	39.18%	42.00%
Risk free interest rate	0.57%	0.50%
Dividend yield		6.50%
Maximum [Member]
Expected stock price volatility	47.984%	48.40%
Risk free interest rate	1.00%	1.20%
Dividend yield		8.10%